EXHIBIT G.1.a.vi.

This amendment is being filed to reflect changes to the information originally reported under Item C.7.g – Rule 17e-1 for the Armor US Equity Index ETF and Akros Monthly Payout ETF.

No other modifications were made to the filing as initially submitted on February 6, 2023 (Accession No. 0001752724-23-019751).